Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary of Total Expenses for Retirement Plans	Our total expense for these retirement plans is presented below (in thousands):

	Year Ended December 31,
	2014	2013	2012
Retirement plan contribution expense	$1,975	$1,907	$1,185